Offerings	Oct. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Units representing limited partner interests
Amount Registered | shares	3,892,000
Maximum Aggregate Offering Price	$ 363,240,360
Fee Rate	0.01381%
Amount of Registration Fee	$ 50,163.5
Offering Note

(1)
Any securities registered hereunder may be sold separately, together or in units with other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

(2)
This registration statement registers 3,892,000 common units for resale by the selling unitholder named herein. In the event of a unit split, unit distribution or similar transactions involving the common units, the number of common units registered shall automatically be adjusted to cover the additional common units issuable pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).

(3)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act. The price per unit and aggregate offering price are based on the average of the high and low price of CVR Partners, LP’s common units on October 27, 2025, as reported on the New York Stock Exchange.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Units representing limited partner interests
Offering Note

(1)
Any securities registered hereunder may be sold separately, together or in units with other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Units
Offering Note

(1)
Any securities registered hereunder may be sold separately, together or in units with other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Offering Note

(1)
Any securities registered hereunder may be sold separately, together or in units with other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note

(1)
Any securities registered hereunder may be sold separately, together or in units with other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Partnership Securities
Offering Note

(1)
Any securities registered hereunder may be sold separately, together or in units with other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(1)
Any securities registered hereunder may be sold separately, together or in units with other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

(4)
If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such amount as shall result in an aggregate initial offering price not to exceed $250,000,000, less the dollar amount of any registered securities previously issued hereunder.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Offering Note

(1)
Any securities registered hereunder may be sold separately, together or in units with other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

(5)
Pursuant to Rule 457(n) under the Securities Act, no additional filing fee is payable in respect of the guarantees registered hereunder. The guarantees will not trade separately from the debt securities of which they are guarantees

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 250,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525
Offering Note

(1)
Any securities registered hereunder may be sold separately, together or in units with other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.